Interest Rate Contracts	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Contracts
6.     Interest Rate Contracts
Risk Management Objective of Using Derivatives
The Company is exposed to certain risks arising from both business operations and economic conditions. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the payment of future known and uncertain cash amounts, the values of which are determined by expected cash payments principally related to borrowings and interest rates. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. The Company does not use derivatives for trading or speculative purposes.
Derivative Instruments
On July 9, 2015, the Company executed one interest rate swap agreement to hedge the variable cash flows associated with LIBOR. The interest rate swap was effective for the period from July 9, 2015 to July 1, 2020 with a notional amount of $425.0 million, which matured during the third quarter of 2020.
On August 31, 2018, the Company executed four interest rate swap agreements to hedge future variable cash flows associated with LIBOR. The forward-starting interest rate swaps with a total notional amount of $425.0 million became effective on July 1, 2020 and have a term of five years.
On March 10, 2020, the Company entered into three interest rate swap agreements to hedge variable cash flows associated with LIBOR. The swap agreements became effective on March 10, 2020, and have a term of approximately five years with notional amounts of $150.0 million, $100.0 million and $75.0 million.
The Company also has entered into interest rate swap agreements to hedge the variable cash flows associated with certain existing or forecasted LIBOR based variable-rate debt, including the Company’s KeyBank Loans. The change in the fair value of derivatives designated and qualifying as cash flow hedges is initially recorded in accumulated other comprehensive income (“AOCI”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt.
The following table sets forth a summary of the interest rate swaps at September 30, 2020 and December 31, 2019:

	Effective Date	Maturity Date	Interest Strike Rate	Fair Value (1)		Current Notional Amounts
Derivative Instrument				September 30, 2020	December 31, 2019	September 30, 2020	December 31, 2019
Liabilities:
Interest Rate Swap	3/10/2020	7/1/2025	0.83%	$(3,374)	$—	$150,000	$—
Interest Rate Swap	3/10/2020	7/1/2025	0.84%	(2,300)	—	100,000	—
Interest Rate Swap	3/10/2020	7/1/2025	0.86%	(1,791)	—	75,000	—
Interest Rate Swap	7/1/2020	7/1/2025	2.82%	(15,064)	(7,038)	125,000	125,000
Interest Rate Swap	7/1/2020	7/1/2025	2.82%	(12,074)	(5,651)	100,000	100,000
Interest Rate Swap	7/1/2020	7/1/2025	2.83%	(12,084)	(5,665)	100,000	100,000
Interest Rate Swap	7/1/2020	7/1/2025	2.84%	(12,165)	(5,749)	100,000	100,000
Interest Rate Swap	7/9/2015	7/1/2020	1.69%	—	(43)	—	425,000

Total				$(58,852)	$(24,146)	$750,000	$850,000

(1)
The Company records all derivative instruments on a gross basis in the consolidated balance sheets, and accordingly, there are no offsetting amounts that net assets against liabilities. As of September 30, 2020, derivatives in a liability position are included in the line item “Interest rate swap liability” in the consolidated balance sheets at fair value.

The following table sets forth the impact of the interest rate swaps on the consolidated statements of operations for the periods presented:

	Nine Months Ended September 30,
	2020	2019
Interest Rate Swap in Cash Flow Hedging Relationship:
Amount recognized in AOCI on derivatives	$(39,716)	$(25,849)
Amount of loss (gain) reclassified from AOCI into earnings under “Interest expense”	$5,104	$(2,231)
Total interest expense presented in the consolidated statement of operations in which the effects of cash flow hedges are recorded	$59,321	$53,642
During the twelve months subsequent to September 30, 2020, the Company estimates that an additional $13.8 million of its income will be recognized from AOCI into earnings.
Certain agreements with the derivative counterparties contain a provision providing that if the Company defaults on any of its indebtedness, including a default where repayment of the indebtedness has not been accelerated by the lender within a specified time period, then the Company could also be declared in default on its derivative obligations.
As of September 30, 2020 and December 31, 2019, the fair value of interest rate swaps that were in a net liability position, which excludes any adjustment for nonperformance risk related to these agreements, was approximately $58.9 million and $24.1 million, respectively. As of September 30, 2020 and December 31, 2019, the Company had not posted any collateral related to these agreements.

7.	Interest Rate Contracts
Risk Management Objective of Using Derivatives
The Company is exposed to certain risks arising from both business operations and economic conditions. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the payment of future known and uncertain cash amounts, the value of which are determined by expected cash payments principally related to borrowings and interest rates. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. The Company does not use derivatives for trading or speculative purposes.
Derivative Instruments
On August 31, 2018, the Company executed four interest rate swap agreements to hedge future variable cash flows associate
d
 with London Interbank Offered Rate (“LIBOR”). The forward-starting interest rate swaps with a total notional amount of $425.0 million become effective on July 1, 2020 and have a term of five years.

The Company has entered into interest rate swap agreements to hedge the variable cash flows associated with certain existing or forecasted LIBOR based variable-rate debt, including the Company’s KeyBank Loans. The change in the fair value of derivatives designated and qualifying as cash flow hedges is initially recorded in accumulated other comprehensive income (“AOCI”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt.
The following table sets forth a summary of the interest rate swaps at December 31, 2019 and 2018:

				Fair Value (1)		Current Notional Amount
				December 31,		December 31,
Derivative Instrument	Effective Date	Maturity Date	Interest Strike Rate	2019	2018	2019	2018
Assets/(Liabilities):
Interest Rate Swap	7/9/2015	7/1/2020	1.69%	$(43)	$5,245	$425,000	$425,000
Interest Rate Swap	7/1/2020	7/1/2025	2.82%	(7,038)	(1,987)	125,000	125,000
Interest Rate Swap	7/1/2020	7/1/2025	2.82%	(5,651)	(1,628)	100,000	100,000
Interest Rate Swap	7/1/2020	7/1/2025	2.83%	(5,665)	(1,636)	100,000	100,000
Interest Rate Swap	7/1/2020	7/1/2025	2.84%	(5,749)	(1,711)	100,000	100,000

Total				$(24,146)	$(1,717)	$850,000	$850,000

(1)
The Company records all derivative instruments on a gross basis in the consolidated balance sheets, and accordingly there are no offsetting amounts that net assets against liabilities. As of December 31, 2019, derivatives in a liability position are included in the line item “Interest rate swap liability,” respectively, in the consolidated balance sheets at fair value.

The following table sets forth the impact of the interest rate swaps on the consolidated statements of operations for the periods presented:

	Year Ended December 31,
	2019	2018
Interest Rate Swap in Cash Flow Hedging Relationship:
Amount of (loss) gain recognized in AOCI on derivatives	$(19,944)	$(3,483)
Amount of (gain) loss reclassified from AOCI into earnings under “Interest expense”	$(2,359)	$(1,818)
Total interest expense presented in the consolidated statement of operations in which the effects of cash flow hedges are recorded	$73,557	$55,194
During the next twelve months subsequent to December 31, 2019, the Company estimates that an additional $2.8 million of income will be recognized from AOCI into earnings.
Certain agreements with the derivative counterparties contain a provision where if the Company defaults on any of the Company’s indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender within a specified time period, then the Company could also be declared in default on its derivative obligations.
As of December 31, 2019 and 2018, the fair value of interest rate swaps in a net liability position, which excludes any adjustment for nonperformance risk related to these agreements, was approximately
$
24.1 million and
$
1.7 million, respectively. As of December 31, 2019 and December 31, 2018, the Company had not posted any collateral related to these agreements.